                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08283

Morgan Stanley Multi-Asset Class Fund
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY MULTI-ASSET CLASS FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six months ended March 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED MARCH 31, 2006

                                                                LIPPER
                                                 S&P          FLEXIBLE
CLASS A    CLASS B    CLASS C    CLASS D      500(R)         PORTFOLIO
                                            INDEX(1)    FUNDS INDEX(2)
   8.05%      7.66%      7.67%      8.15%     6.38%               6.46%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

For the six-month period ended March 31, 2006, U.S. equity markets posted broadly positive returns. Although the S&P 500(R) Index returned a solid 6.38 percent, small-caps continued to outperform large-caps over the period. The small-cap Russell 2000(R) Index far surpassed the returns of the large-cap S&P 500 Index, posting a total return of 15.23 percent.

Equity sector returns were largely positive across market caps. While energy continued to be an important market force over the period, the materials and industrials sectors posted the strongest returns. The steel industry performed with exceptional strength, while diversified metals and mining also earned sizable returns. After languishing for most of 2005, telecommunications picked up steam. In contrast, after earning strong returns for the first three quarters of 2005, the utilities sector struggled during the reporting period, and produced the only negative sector return within the S&P 500 Index.

Given the strong economic fundamentals, the Federal Open Market Committee (the "Fed") raised the federal funds target rate 25 basis points at each of its meetings during the period. As of March 31, 2006, the federal funds rate stood at 4.75 percent, more than three times higher than when the Fed embarked on the current tightening cycle in June of 2004.

PERFORMANCE ANALYSIS

AT ITS OCTOBER 2005 MEETING, THE BOARD OF TRUSTEES OF THE FUND APPROVED THE EXPANSION OF THE LIST OF AVAILABLE FUNDS FOR INVESTMENT BY MORGAN STANLEY MULTI-ASSET CLASS FUND TO INCLUDE 1) ALL MORGAN STANLEY RETAIL FUNDS; AND 2) ALL MORGAN STANLEY INSTITUTIONAL FUNDS WHOSE STRATEGY IS NOT AVAILABLE IN A RETAIL PRODUCT.

Morgan Stanley Multi-Asset Class Fund outperformed the S&P 500 Index and the Lipper Flexible Portfolio Funds Index for the six months ended March 31, 2006, assuming no deduction of applicable sales charges.

Small- and mid-caps played an important role within the Fund over the period. The Fund consistently increased its allocation to Morgan Stanley Equally-Weighted S&P 500 Fund, which favors the smaller stocks of the S&P 500 Index. In the second half of the period, the Fund increased its investment in Morgan Stanley Special Value Fund and Morgan Stanley Special Growth Fund to add to its exposure to small- and mid-cap stocks.

Throughout the period, the Fund maintained a high allocation to growth-oriented funds. Initially, almost 30 percent of the portfolio was allocated to such funds, including Morgan Stanley Aggressive Equity Fund, Morgan Stanley Developing Growth Securities Trust, Morgan Stanley Capital Opportunities Trust and Morgan Stanley

Growth Fund. Partly in response to weak performance by these funds early in the first quarter of 2006, the Multi-Asset Class Fund reduced its allocation to the growth suite and re-allocated to global and international funds, including Morgan Stanley Global Advantage Fund, Morgan Stanley Japan Fund and Morgan Stanley Global Utilities Fund.

In response to strong economic conditions and a robust capital spending cycle, the Fund maintained a significant allocation to funds with high exposure to the information technology sector. The Fund continued to reduce its exposure to biotechnology stocks over the period through sales of shares of the Morgan Stanley Biotechnology Fund. In the first half of the period, the Fund significantly increased its allocation higher beta securities through purchases of Morgan Stanley Nasdaq-100 Fund.

Throughout the six months, the Fund maintained an underweight position in fixed income relative to its peer group. This decision served the Fund well, as a sell-off in bonds in the second half of the period contributed to the Fund's outperformance.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

THE RUSSELL 2000(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX, WHICH IS COMPRISED OF 2000 OF THE SMALLEST STOCKS INCLUDED IN THE RUSSELL 3000(R) INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

TOP FIVE FUNDS

Morgan Stanley Equally-Weighted S&P 500 Fund             11.5%
Morgan Stanley Information Fund                           9.5
Morgan Stanley S&P 500 Index Fund                         9.3
Morgan Stanley Dividend Growth Securities Inc.            8.1
Morgan Stanley Global Advantage Fund                      6.5

DATA AS OF MARCH 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE FUNDS ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND NORMALLY INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN SHARES OF AFFILIATED MUTUAL FUNDS ("UNDERLYING FUNDS"). IN DECIDING HOW TO ALLOCATE FUND ASSETS AMONG UNDERLYING FUNDS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS ITS OUTLOOK FOR THE U.S. AND GLOBAL ECONOMIES AND FINANCIAL MARKETS AND THE RELATIVE MARKET VALUATIONS OF THE UNDERLYING FUNDS. THE FUND NORMALLY EXPECTS TO INVEST BETWEEN 50 PERCENT AND 100 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS WHICH INVEST PRIMARILY IN U.S. EQUITY SECURITIES, BETWEEN 0 PERCENT AND 50 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS WHICH INVEST PRIMARILY IN NON-U.S. EQUITY SECURITIES AND BETWEEN 0 PERCENT AND 50 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS WHICH INVEST PRIMARILY IN FIXED INCOME SECURITIES. THE INVESTMENT ADVISER THEN DETERMINES THE COMBINATION OF UNDERLYING FUNDS THAT IT BELIEVES BEST REPRESENTS THE SELECTED ASSET ALLOCATION STRATEGY. THE INVESTMENT ADVISER CONTINUOUSLY MONITORS THE FUND'S ASSET ALLOCATION STRATEGY AND THE SELECTION OF INDIVIDUAL UNDERLYING FUNDS AND MAY MAKE ADJUSTMENTS TO BOTH AS MARKET CHANGES WARRANT. THE FUND GENERALLY SELLS THE SECURITIES OF AN UNDERLYING FUND WHEN SUCH UNDERLYING FUND IS NO LONGER REPRESENTATIVE OF THE SELECTED ASSET ALLOCATION STRATEGY. THERE ARE NO MINIMUM OR MAXIMUM PERCENTAGES IN WHICH THE FUND MUST INVEST IN ANY UNDERLYING FUND. THE INVESTMENT ADVISER FOR EACH UNDERLYING FUND IS RESPONSIBLE FOR DECIDING WHICH SECURITIES TO PURCHASE AND SELL FOR EACH RESPECTIVE UNDERLYING FUND. FOR MORE INFORMATION ABOUT THE UNDERLYING FUNDS, SEE "FUND MANAGEMENT -- MANAGEMENT OF THE UNDERLYING FUNDS" IN THE FUND'S PROSPECTUS. IN ADDITION, THE FUND MAY INVEST UP TO 20 PERCENT OF ITS ASSETS DIRECTLY IN GOVERNMENT SECURITIES AND CASH EQUIVALENTS WHEN THE INVESTMENT ADVISER BELIEVES MARKET CONDITIONS SO WARRANT.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31, 2006

                      CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                     (SINCE 11/25/97)     (SINCE 11/25/97)     (SINCE 11/25/97)     (SINCE 11/25/97)
SYMBOL                          MAFAX                MAFBX                MAFCX                MAFDX
1 YEAR                          17.18%(3)            16.31%(3)           16.30%(3)            17.43%(3)
                                11.03(4)             11.31(4)            15.30(4)                --
5 YEARS                          5.00(3)              4.20(3)             4.22(3)              5.26(3)
                                 3.87(4)              3.86(4)             4.22(4)                --
SINCE INCEPTION                  5.85(3)              5.06(3)             5.12(3)              6.10(3)
                                 5.17(4)              5.06(4)             5.12(4)                --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500(R) INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/05 - 03/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        BEGINNING        ENDING         EXPENSES PAID
                                                      ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD *
                                                      -------------   -------------    ---------------
                                                                                          10/01/05 -
                                                         10/01/05        03/31/06          03/31/06
                                                      -------------   -------------    ---------------
CLASS A
Actual (8.05% return)                                 $    1,000.00   $    1,080.50    $          1.24
Hypothetical (5% annual return before expenses)       $    1,000.00   $    1,023.73    $          1.21

CLASS B
Actual (7.66% return)                                 $    1,000.00   $    1,076.60    $          5.18
Hypothetical (5% annual return before expenses)       $    1,000.00   $    1,019.95    $          5.04

CLASS C
Actual (7.67% return)                                 $    1,000.00   $    1,076.70    $          4.92
Hypothetical (5% annual return before expenses)       $    1,000.00   $    1,020.19    $          4.78

CLASS D
Actual (8.15% return)                                 $    1,000.00   $    1,081.50    $          0.00
Hypothetical (5% annual return before expenses)       $    1,000.00   $    1,024.93    $          0.00

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.24%, 1.00%, 0.95% AND 0.00% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIO WOULD HAVE BEEN 0.96%, 1.72%, 1.67%, AND 0.72% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

MORGAN STANLEY MULTI-ASSET CLASS FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                                      VALUE
--------------------------------------------------------------------------------------
            COMMON STOCKS (99.4%)
            INVESTMENT TRUST/MUTUAL FUNDS (99.4%)
  131,137   Morgan Stanley Aggressive Equity Fund*                        $  1,672,001
      195   Morgan Stanley Biotechnology Fund                                    3,434
   56,121   Morgan Stanley Capital Opportunities Trust*                      1,121,854
  120,314   Morgan Stanley Convertible Securities Trust                      2,077,818
   87,735   Morgan Stanley Developing Growth Securities Trust*               2,615,387
   95,998   Morgan Stanley Dividend Growth Securities Inc.                   3,235,123
  112,096   Morgan Stanley Equally-Weighted S&P 500 Fund                     4,613,871
      290   Morgan Stanley Financial Services Trust                              4,109
  302,401   Morgan Stanley Global Advantage Fund*                            2,996,793
   50,200   Morgan Stanley Global Utilities Fund                               789,646
  117,222   Morgan Stanley Growth Fund*                                      1,773,572
   22,065   Morgan Stanley Health Sciences Trust                               399,151
        1   Morgan Stanley Income Builder Fund                                      11
  348,272   Morgan Stanley Information Fund*                                 3,799,643
  126,200   Morgan Stanley Japan Fund*                                       1,253,166
  194,205   Morgan Stanley Nasdaq-100 Index Fund*                            1,901,268
      170   Morgan Stanley Natural Resource Development Securities Inc.          4,640
  118,200   Morgan Stanley Real Estate Fund                                  2,014,132
  264,052   Morgan Stanley S&P 500 Index Fund                                3,728,415
   98,279   Morgan Stanley Special Growth Fund*                              2,226,994
   97,680   Morgan Stanley Special Value Fund                                2,131,378
   85,658   Morgan Stanley U. S. Government Securities Trust                   764,924
      220   Morgan Stanley Utilities Fund                                        3,161
   51,003   Morgan Stanley Value Fund                                          718,120
                                                                          ------------
                                                                            39,848,611
                                                                          ------------
            TOTAL COMMON STOCKS
             (COST $33,622,294)                                             39,848,611
                                                                          ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                            VALUE
--------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT (0.4%)
            REPURCHASE AGREEMENT
$     166   Joint repurchase agreement account 4.785% due 04/03/06 (dated 03/31/06;
              proceeds $166,066) (a) (COST $166,000)                                              $    166,000
                                                                                                  ------------

            TOTAL INVESTMENTS (COST $33,788,294) (b)                                       99.8%    40,014,611
            OTHER ASSETS IN EXCESS OF LIABILITIES                                           0.2         73,410
                                                                                          -----   ------------
            NET ASSETS                                                                    100.0%  $ 40,088,021
                                                                                          =====   ============

----------
  *    NON-INCOME PRODUCING SECURITY.
  (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $6,897,312 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $670,995, RESULTING IN NET UNREALIZED APPRECIATION OF $6,226,317.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MULTI-ASSET CLASS FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $33,788,294)                       $  40,014,611
Cash                                                                                34,744
Receivable for:
    Shares of beneficial interest sold                                              79,413
Prepaid expenses and other assets                                                   33,147
Receivable from affiliate                                                           41,664
                                                                             -------------
    TOTAL ASSETS                                                                40,203,579
                                                                             -------------
LIABILITIES:
Payable for:
    Distribution fee                                                                24,955
    Shares of beneficial interest redeemed                                          16,005
    Transfer agent fee                                                               2,573
Accrued expenses and other payables                                                 72,025
                                                                             -------------
    TOTAL LIABILITIES                                                              115,558
                                                                             -------------
    NET ASSETS                                                               $  40,088,021
                                                                             =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                              $  36,162,586
Net unrealized appreciation                                                      6,226,317
Accumulated undistributed net investment income                                    191,548
Accumulated net realized loss                                                   (2,492,430)
                                                                             -------------
    NET ASSETS                                                               $  40,088,021
                                                                             =============
CLASS A SHARES:
Net Assets                                                                   $  13,076,711
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        1,095,412
    NET ASSET VALUE PER SHARE                                                $       11.94
                                                                             =============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                          $       12.60
                                                                             =============
CLASS B SHARES:
Net Assets                                                                   $  21,635,188
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                        1,845,991
    NET ASSET VALUE PER SHARE                                                $       11.72
                                                                             =============
CLASS C SHARES:
Net Assets                                                                   $   4,630,405
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                          395,103
    NET ASSET VALUE PER SHARE                                                $       11.72
                                                                             =============
CLASS D SHARES:
Net Assets                                                                   $     745,717
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           61,995
    NET ASSET VALUE PER SHARE                                                $       12.03
                                                                             =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends Income                                                             $     330,960
Interest Income                                                                     11,179
                                                                             -------------
     TOTAL INCOME                                                                  342,139
                                                                             -------------
EXPENSES
Distribution fee (Class A shares)                                                   12,879
Distribution fee (Class B shares)                                                  116,404
Distribution fee (Class C shares)                                                   21,307
Professional fees                                                                   64,636
Transfer agent fees and expenses                                                    35,953
Registration fees                                                                   20,386
Shareholder reports and notices                                                     15,967
Custodian fees                                                                       1,402
Other                                                                                3,722
                                                                             -------------
     TOTAL EXPENSES                                                                292,656
Less: amounts waived/reimbursed                                                   (142,066)
                                                                             -------------
     NET EXPENSES                                                                  150,590
                                                                             -------------
     NET INVESTMENT INCOME                                                         191,549
                                                                             -------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                2,766,100
Capital gain distribution received                                                 757,133
                                                                             -------------
     NET REALIZED GAIN                                                           3,523,233
                                                                             -------------
Net Change in Unrealized Appreciation                                             (788,667)
                                                                             -------------
     NET GAIN                                                                    2,734,566
                                                                             -------------
NET INCREASE                                                                 $   2,926,115
                                                                             =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX          FOR THE YEAR
                                                                    MONTHS ENDED             ENDED
                                                                   MARCH 31, 2006     SEPTEMBER 30, 2005
                                                                 ------------------   ------------------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                              $     191,549        $     270,395
Net realized gain                                                      3,523,233            1,336,820
Net change in unrealized appreciation                                   (788,667)           3,753,230
                                                                   -------------        -------------

     NET INCREASE                                                      2,926,115            5,360,445
                                                                   -------------        -------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                          (119,004)             (22,825)
Class B shares                                                            (8,653)             (87,702)
Class C shares                                                           (14,600)              (4,678)
Class D shares                                                            (8,386)              (4,548)
                                                                   -------------        -------------

     TOTAL DIVIDENDS                                                    (150,643)            (119,753)
                                                                   -------------        -------------

Net decrease from transactions in shares of beneficial interest       (2,024,144)          (4,766,662)
                                                                   -------------        -------------

     NET INCREASE                                                        751,328              474,030

NET ASSETS:
Beginning of period                                                   39,336,693           38,862,663
                                                                   -------------        -------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
OF $191,548 AND $150,642, RESPECTIVELY)                            $  40,088,021        $  39,336,693
                                                                   =============        =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY MULTI-ASSET CLASS FUND
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Multi-Asset Class Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Adviser") (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund investment objective is to maximize total investment return. The Fund was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays no investment advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory or sub-advisory fees to the Investment Adviser and/or Sub-Advisers or Adviser of the Underlying Funds.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator.

The Investment Adviser agreed to assume all operating expenses (except for distribution fees) until April 30, 2007. At March 31, 2006, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses.

The Distributor has advised the Fund that such excess amounts totaled $3,619,159 at March 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.95%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $29,954 and $311, respectively and received $10,877 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2006 aggregated $14,193,187 and $15,419,970, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Funds transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2005, the Fund had a net capital loss carryforward of $5,716,273 which will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2005, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

6. SHARES OF BENEFICIAL INTEREST

                                                FOR THE SIX                        FOR THE YEAR
                                               MONTHS ENDED                            ENDED
                                              MARCH 31, 2006                    SEPTEMBER 30, 2005
                                     -------------------------------   -------------------------------
                                                (UNAUDITED)
                                         SHARES           AMOUNT            SHARES          AMOUNT
                                     --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                         99,312   $    1,158,633           80,674   $      857,579
Conversion from Class B                     321,940        3,723,238          587,622        5,936,471
Reinvestment of dividends                     9,504          108,246            2,046           21,874
Redeemed                                    (92,925)      (1,068,647)        (106,287)      (1,136,265)
                                     --------------   --------------   --------------   --------------
Net increase -- Class A                     337,831        3,921,470          564,055        5,679,659
                                     --------------   --------------   --------------   --------------
CLASS B SHARES
Sold                                        100,263        1,131,788          459,041        4,661,249
Conversion to Class A                      (329,582)      (3,723,238)       (600, 804)      (5,936,471)
Reinvestment of dividends                       709            7,937            7,564           79,269
Redeemed                                   (287,636)      (3,232,835)        (887,262)      (9,055,258)
                                     --------------   --------------   --------------   --------------
Net decrease -- Class B                    (516,246)      (5,816,348)      (1,021,461)     (10,251,211)
                                     --------------   --------------   --------------   --------------
CLASS C SHARES
Sold                                         21,406          240,122           95,068          965,554
Reinvestment of dividends                     1,168           13,076              395            4,148
Redeemed                                    (34,594)        (389,407)        (139,876)      (1,438,752)
                                     --------------   --------------   --------------   --------------
Net decrease -- Class C                     (12,020)        (136,209)         (44,413)        (469,050)
                                     --------------   --------------   --------------   --------------
CLASS D SHARES
Sold                                          1,918           22,514           40,412          417,085
Reinvestment of dividends                       724            8,302              399            4,293
Redeemed                                     (2,124)         (23,873)         (14,137)        (147,438)
                                     --------------   --------------   --------------   --------------
Net increase -- Class D                         518            6,943           26,674          273,940
                                     --------------   --------------   --------------   --------------
Net decrease in Fund                       (189,917)  $   (2,024,144)        (475,145)  $   (4,766,662)
                                     ==============   ==============   ==============   ==============

7. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied plaintiff's motion to supplement their complaint. This matter in now concluded.

MORGAN STANLEY MULTI-ASSET CLASS FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                         FOR THE YEAR ENDED SEPTEMBER 30,
                                            MONTHS ENDED        ----------------------------------------------------------------
                                           MARCH 31, 2006          2005          2004         2003         2002          2001
                                           --------------       ----------    ----------   ----------   ----------    ----------
                                            (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $        11.17       $     9.80    $     8.60   $     6.69   $     8.17    $    12.37
                                           --------------       ----------    ----------   ----------   ----------    ----------
Income (loss) from investment operations:
  Net investment income^                             0.09             0.14          0.06         0.01         0.05          0.11
  Net realized and unrealized gain (loss)            0.80             1.35          1.14         1.90        (1.45)        (3.21)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Total income (loss) from investment
 operations                                          0.89             1.49          1.20         1.91        (1.40)        (3.10)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Less dividends and distributions from:
  Net investment income                             (0.12)           (0.12)            -            -        (0.08)        (0.31)
  Net realized gain                                     -                -             -            -            -         (0.79)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Total dividends and distributions                   (0.12)           (0.12)            -            -        (0.08)        (1.10)
                                           --------------       ----------    ----------   ----------   ----------    ----------

Net asset value, end of period             $        11.94       $    11.17    $     9.80   $     8.60   $     6.69    $     8.17
                                           ==============       ==========    ==========   ==========   ==========    ==========

TOTAL RETURN+                                        8.05%(3)        15.21%        13.95%       28.55%      (17.44)%      (27.24)%

RATIOS TO AVERAGE NET ASSETS(1)(2)(5):
Expenses                                             0.24%(4)         0.24%         0.24%        0.23%        0.24%         0.23%
Net investment income                                1.50%(4)         1.33%         0.72%        0.16%        0.50%         0.91%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $       13,077       $    8,462    $    1,896   $      890   $      846    $      976
Portfolio turnover rate                                36%(3)           12%           46%          87%         163%          177%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED
(4)  ANNUALIZED
(5) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE       NET INVESTMENT
                PERIOD ENDED:                   RATIO      INCOME (LOSS) RATIO
               ----------------                -------    --------------------
               MARCH 31, 2006                   0.96%             0.78%
               SEPTEMBER 30, 2005               0.87              0.70
               SEPTEMBER 30, 2004               0.64              0.32
               SEPTEMBER 30, 2003               0.67             (0.28)
               SEPTEMBER 30, 2002               0.63              0.11
               SEPTEMBER 30, 2001               0.57              0.57

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                            MONTHS ENDED        ----------------------------------------------------------------
                                           MARCH 31, 2006          2005          2004         2003         2002          2001
                                           --------------       ----------    ----------   ----------   ----------    ----------
                                            (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $        10.89       $     9.55    $     8.44   $     6.62   $     8.09    $    12.28
                                           --------------       ----------    ----------   ----------   ----------    ----------
Income (loss) from investment operations:
  Net investment income (loss)^                      0.04             0.07          0.00        (0.05)       (0.02)         0.01
  Net realized and unrealized gain (loss)            0.79             1.30          1.11         1.87        (1.44)        (3.16)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Total income (loss) from investment
 operations                                          0.83             1.37          1.11         1.82        (1.46)        (3.15)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Less dividends and distributions from:
  Net investment income                                 -            (0.03)            -            -        (0.01)        (0.25)
  Net realized gain                                     -                -             -            -            -         (0.79)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Total dividends and distributions                    0.00            (0.03)            -            -        (0.01)        (1.04)
                                           --------------       ----------    ----------   ----------   ----------    ----------

Net asset value, end of period             $        11.72       $    10.89    $     9.55   $     8.44   $     6.62    $     8.09
                                           ==============       ==========    ==========   ==========   ==========    ==========

TOTAL RETURN+                                        7.66%(3)        14.32%        13.15%       27.49%      (18.05)%      (27.79)%

RATIOS TO AVERAGE NET ASSETS(1)(2)(5):
Expenses                                             1.00%(4)         1.00%         1.00%        1.00%        1.00%         1.00%
Net investment income (loss)                         0.74%(4)         0.57%        (0.04)%      (0.61)%      (0.26)%        0.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $       21,635       $   25,736    $   32,309   $   21,804   $   18,474    $   26,364
Portfolio turnover rate                                36%(3)           12%           46%          87%         163%          177%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.
(5) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE       NET INVESTMENT
                PERIOD ENDED:                   RATIO      INCOME (LOSS) RATIO
               ----------------                -------    --------------------
               MARCH 31, 2006                   1.72%              0.02%
               SEPTEMBER 30, 2005               1.63              (0.06)
               SEPTEMBER 30, 2004               1.40              (0.44)
               SEPTEMBER 30, 2003               1.44              (1.05)
               SEPTEMBER 30, 2002               1.39              (0.65)
               SEPTEMBER 30, 2001               1.34              (0.20)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                            MONTHS ENDED        ----------------------------------------------------------------
                                           MARCH 31, 2006          2005          2004         2003         2002          2001
                                           --------------       ----------    ----------   ----------   ----------    ----------
                                            (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $        10.92       $     9.55    $     8.45   $     6.63   $     8.08    $    12.29
                                           --------------       ----------    ----------   ----------   ----------    ----------
Income (loss) from investment operations:
  Net investment income (loss)^                      0.05             0.06          0.00        (0.05)       (0.02)         0.01
  Net realized and unrealized gain (loss)            0.79             1.32          1.10         1.87        (1.42)        (3.17)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Total income (loss)from investment
 operations                                          0.84             1.38          1.10         1.82        (1.44)        (3.16)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Less dividends and distributions from:
  Net investment income                             (0.04)           (0.01)            -            -        (0.01)        (0.26)
  Net realized gain                                     -                -             -            -            -         (0.79)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Total dividends and distributions                   (0.04)           (0.01)            -            -        (0.01)        (1.05)
                                           --------------       ----------    ----------   ----------   ----------    ----------

Net asset value, end of period             $        11.72       $    10.92    $     9.55   $     8.45   $     6.63    $     8.08
                                           ==============       ==========    ==========   ==========   ==========    ==========
TOTAL RETURN+                                        7.67%(3)        14.47%        13.02%       27.45%      (18.00)%      (27.79)%

RATIOS TO AVERAGE NET ASSETS(1)(2)(5):
Expenses                                             0.95%(4)         0.95%         1.00%        1.00%        1.00%         1.00%
Net investment income (loss)                         0.79%(4)         0.62%        (0.04)%      (0.61)%      (0.26)%        0.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $        4,630       $    4,447    $    4,314   $    2,623   $    2,218    $    2,643
Portfolio turnover rate                                36%(3)           12%           46%          87%         163%          177%

----------
 ^ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.
(5) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE       NET INVESTMENT
                PERIOD ENDED:                   RATIO      INCOME (LOSS) RATIO
               ----------------                -------    --------------------
               MARCH 31, 2006                   1.67%              0.07%
               SEPTEMBER 30, 2005               1.58              (0.01)
               SEPTEMBER 30, 2004               1.40              (0.44)
               SEPTEMBER 30, 2003               1.44              (1.05)
               SEPTEMBER 30, 2002               1.39              (0.65)
               SEPTEMBER 30, 2001               1.34              (0.20)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                            MONTHS ENDED        ----------------------------------------------------------------
                                           MARCH 31, 2006          2005          2004         2003         2002          2001
                                           --------------       ----------    ----------   ----------   ----------    ----------
                                            (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period       $        11.26       $     9.87    $     8.64   $     6.71   $     8.19    $    12.39
                                           --------------       ----------    ----------   ----------   ----------    ----------
Income (loss) from investment operations:
  Net investment income++                            0.10             0.15          0.09         0.03         0.07          0.13
  Net realized and unrealized gain (loss)            0.81             1.38          1.14         1.90        (1.45)        (3.21)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Total income (loss) from investment
 operations                                          0.91             1.53          1.23         1.93        (1.38)        (3.08)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Less dividends and distributions from:
  Net investment income                             (0.14)           (0.14)            -            -        (0.10)        (0.33)
  Net realized gain                                     -                -             -            -            -         (0.79)
                                           --------------       ----------    ----------   ----------   ----------    ----------
Total dividends and distributions                   (0.14)           (0.14)            -            -        (0.10)        (1.12)
                                           --------------       ----------    ----------   ----------   ----------    ----------

Net asset value, end of period             $        12.03       $    11.26    $     9.87   $     8.64   $     6.71    $     8.19
                                           ==============       ==========    ==========   ==========   ==========    ==========

TOTAL RETURN+                                        8.15%(3)        15.58%        14.24%       28.76%      (17.18)%      (27.07)%

RATIOS TO AVERAGE NET ASSETS(1)(2)(5):
Expenses                                                -%(4)            -%            -%           -%           -%            -%
Net investment income                                1.74%(4)         1.57%         0.96%        0.39%        0.74%         1.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands    $          746       $      692    $      344   $       70   $      100    $       93
Portfolio turnover rate                                36%(3)           12%           46%          87%         163%          177%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.
(5) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE       NET INVESTMENT
                PERIOD ENDED:                   RATIO      INCOME (LOSS) RATIO
               ----------------                -------    --------------------
               MARCH 31, 2006                   0.72%              1.02%
               SEPTEMBER 30, 2005               0.63               0.94
               SEPTEMBER 30, 2004               0.40               0.56
               SEPTEMBER 30, 2003               0.44              (0.05)
               SEPTEMBER 30, 2002               0.39               0.35
               SEPTEMBER 30, 2001               0.34               0.80

                        SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

36016RPT-RA06-00399P-Y03/06

[GRAPHIC]                                                   MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                          MULTI-ASSET CLASS FUND

                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2006

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Class Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006